Property, Plant and Equipment - Additional Information (Detail) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 55.0	$ 26.0	$ 90.2	$ 103.9	$ 117.2
Capital expenditures that were unpaid and included in accounts payable and accrued liabilities	$ 0.0	$ 5.0	$ 1.2	$ 11.5